Exhibit 99.1

World Omni Auto Receivables Trust 2015-A

Monthly Servicer Certificate

October 31, 2017

Dates Covered
Collections Period	10/01/17 - 10/31/17
Interest Accrual Period	10/16/17 - 11/14/17
30/360 Days	30
Actual/360 Days	30
Distribution Date	11/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/17	192,251,752.43	14,597
Yield Supplement Overcollateralization Amount 09/30/17	3,944,700.63	0
Receivables Balance 09/30/17	196,196,453.06	14,597
Principal Payments	9,588,558.44	401
Defaulted Receivables	550,974.68	41
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/17	3,645,202.72	0
Pool Balance at 10/31/17	182,411,717.22	14,155

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	24.70%

Prepayment ABS Speed	1.33%

Overcollateralization Target Amount	8,208,527.27
Actual Overcollateralization	8,208,527.27

Weighted Average APR	3.98%
Weighted Average APR, Yield Adjusted	5.44%
Weighted Average Remaining Term	35.97

Delinquent Receivables:
Past Due 31-60 days	3,558,514.51	210
Past Due 61-90 days	629,499.74	39
Past Due 91-120 days	210,712.17	16
Past Due 121+ days	0.00	0
Total	4,398,726.42	265

Total 31+ Delinquent as % Ending Pool Balance	2.41%

Recoveries	383,266.08

Aggregate Net Losses/(Gains) - October 2017	167,708.60

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.03%
Prior Net Losses Ratio	2.13%
Second Prior Net Losses Ratio	0.94%
Third Prior Net Losses Ratio	1.37%
Four Month Average	1.37%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.44%

Flow of Funds	$ Amount

Collections	10,598,574.18
Advances	(10,208.13)
Investment Earnings on Cash Accounts	8,519.13
Servicing Fee	(163,497.04)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	10,433,388.14

Distributions of Available Funds
(1) Class A Interest	217,322.73
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	1,188,706.35
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	8,208,527.27
(7) Distribution to Certificateholders	793,654.79
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	10,433,388.14

Servicing Fee	163,497.04
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 10/16/17	183,600,423.57
Principal Paid	9,397,233.62
Note Balance @ 11/15/17	174,203,189.95

Class A-1
Note Balance @ 10/16/17	0.00
Principal Paid	0.00
Note Balance @ 11/15/17	0.00
Note Factor @ 11/15/17	0.0000000%

Class A-2a
Note Balance @ 10/16/17	0.00
Principal Paid	0.00
Note Balance @ 11/15/17	0.00
Note Factor @ 11/15/17	0.0000000%

Class A-2b
Note Balance @ 10/16/17	0.00
Principal Paid	0.00
Note Balance @ 11/15/17	0.00
Note Factor @ 11/15/17	0.0000000%

Class A-3
Note Balance @ 10/16/17	84,380,423.57
Principal Paid	9,397,233.62
Note Balance @ 11/15/17	74,983,189.95
Note Factor @ 11/15/17	36.7564657%

Class A-4
Note Balance @ 10/16/17	84,410,000.00
Principal Paid	0.00
Note Balance @ 11/15/17	84,410,000.00
Note Factor @ 11/15/17	100.0000000%

Class B
Note Balance @ 10/16/17	14,810,000.00
Principal Paid	0.00
Note Balance @ 11/15/17	14,810,000.00
Note Factor @ 11/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	242,499.73
Total Principal Paid	9,397,233.62
Total Paid	9,639,733.35

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.23889%
Coupon	1.51889%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	94,224.81
Principal Paid	9,397,233.62
Total Paid to A-3 Holders	9,491,458.43

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3433770
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.3063827
Total Distribution Amount	13.6497597

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4618863
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	46.0648707
Total A-3 Distribution Amount	46.5267570

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	126.50
Noteholders' Principal Distributable Amount	873.50

Account Balances	$ Amount

Advances
Balance as of 09/30/17	45,627.89
Balance as of 10/31/17	35,419.76
Change	(10,208.13)

Reserve Account
Balance as of 10/16/17	1,806,189.65
Investment Earnings	1,445.29
Investment Earnings Paid	(1,445.29)
Deposit/(Withdrawal)	-
Balance as of 11/15/17	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65